Basis of preparation (Details)	12 Months Ended
	Dec. 31, 2022 $ / $	Dec. 31, 2022 $ / $ $ / $	Dec. 31, 2022 $ / £ $ / $	Dec. 31, 2021 $ / $	Dec. 31, 2021 $ / $ $ / $	Dec. 31, 2021 $ / £ $ / $	Dec. 31, 2020 $ / $	Dec. 31, 2020 $ / $ $ / $	Dec. 31, 2020 $ / £ $ / $	Dec. 31, 2022 $ / $	Dec. 31, 2022 $ / £	Dec. 31, 2021 $ / $	Dec. 31, 2021 $ / £	Dec. 31, 2020 $ / $	Dec. 31, 2020 $ / £
Basis of preparation
Closing at the reporting date	0.7370	0.7370	0.7370	0.7874	0.7874	0.7874	0.7847	0.7847	0.7847	0.6805	1.2103	0.7261	1.3510	0.7708	1.3648
Average rate for the period	0.7685	0.6940	1.2368	0.7976	0.7525	1.3762	0.7480	0.6901	1.2831